Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Assets and Liabilities and Revenues and Expenses from Discontinued Operations
The following table summarizes the assets and liabilities of those businesses that are presented as held for sale in the accompanying consolidated balance sheets at December 31, 2014 and 2013, respectively.

	2014	2013
ASSETS
Accounts receivable, net	$—	$0.7
Prepaid expenses and other current assets	—	0.3
Property, plant and equipment, net	—	2.1
Total assets	$—	$3.1
LIABILITIES
Accounts payable	$—	$1.0
Deferred revenue	—	0.3
Accrued expenses	—	0.4
Total liabilities	$—	$1.7
The following table summarizes the revenues and expenses of those businesses that are presented as discontinued operations in the accompanying consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
Service revenues	$0.4	$104.3	$127.6
Operating costs and expenses
Operating expenses	0.9	98.7	112.4
Selling, general and administrative	0.3	6.9	5.6
Depreciation and amortization	0.3	5.9	22.2
Gain on disposal of assets	(0.4)	—	(0.9)
Asset impairment	—	22.4	81.2
Total expenses	1.1	133.9	220.5
Other (expense) income
Interest expense	—	—	(0.9)
Total other (expense) income	—	—	(0.9)
Loss from discontinued operations before income tax	(0.7)	(29.6)	(93.8)
Tax benefit	(1.0)	(7.1)	(4.6)
Income (loss) from discontinued operations, net of taxes	$0.3	$(22.5)	$(89.2)